UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. — Schedule of Investments

Longleaf Partners Fund

Schedule of Investments

March 31, 2015

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation	1,752,682	$289,981,237	4.2%

Capital Markets
The Bank of New York Mellon Corporation	3,710,600	149,314,544	2.2
Franklin Resources, Inc.	4,334,200	222,431,144	3.2

		371,745,688	5.4

Diversified Telecommunication Services
Level 3 Communications, Inc.*	13,589,968	731,683,877	10.6

Hotels, Restaurants, & Leisure
McDonald’s Corporation	3,526,700	343,641,648	4.9
Wynn Resorts, Limited	2,478,823	312,034,239	4.5

		655,675,887	9.4

Industrial Conglomerates
Koninklijke Philips N.V.	13,374,100	379,421,313	5.5
Koninklijke Philips N.V. ADR	2,734,493	77,495,532	1.1

		456,916,845	6.6

Insurance
Aon plc	774,841	74,477,717	1.1
Loews Corporation	13,853,000	565,617,990	8.2

		640,095,707	9.3

Internet Software & Services
Google Inc. – Class C*	365,700	200,403,600	2.9

Machinery
CNH Industrial N.V.*	8,671,174	70,756,780	1.0
CNH Industrial N.V. (Local)*	33,459,400	274,208,385	4.0

		344,965,165	5.0

Media
Scripps Networks Interactive, Inc. – Class A	4,554,500	312,256,520	4.5
Vivendi S.A.	15,284,700	379,483,822	5.5

		691,740,342	10.0

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	13,940,928	197,403,541	2.9
CONSOL Energy Inc.(a)	12,265,700	342,090,373	4.9
Murphy Oil Corporation(b)	5,178,829	241,333,431	3.5

		780,827,345	11.3

Real Estate Management & Development
CK Hutchison Holdings Limited	34,067,000	697,805,215	10.1

Total Common Stocks (Cost $5,003,824,736)		5,861,840,908	84.8

continued

Options Purchased	Share Equivalents	Market Value	% of Net Assets
Insurance
Aon plc Call, 9/1/15 to 9/30/15, with J.P. Morgan, Strike Price $80	4,744,659	$78,191,980	1.1%

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Call, 8/1/17 to 8/31/17, with UBS, Strike Price $14.29	5,934,500	22,610,445	0.3
Chesapeake Energy Corporation Call, 2/1/18 to 2/28/18, with UBS, Strike Price $19.75	5,100,000	13,209,000	0.2
Murphy Oil Corporation Call, 2/1/18 to 2/28/18, with UBS, Strike Price $48	3,310,000	26,777,900	0.4

Total Options Purchased ($107,148,710)		140,789,325	2.0

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 4/1/15, Repurchase price $182,197,000 (Collateral: $147,350,000 U.S. Treasury Bond, 2.53% due 11/15/43, Value $185,845,188)	182,197,000	182,197,000	2.6
U.S. Treasury Bills, 0.00% – 0.01% due 5/21/15 to 6/25/15	850,000,000	849,985,461	12.3

Total Short-Term Obligations (Cost $1,032,153,673)		1,032,182,461	14.9

Total Investments (Cost $6,143,127,119)		7,034,812,694	101.7

Options Written		(100,118,233)	(1.5)

Other Assets and Liabilities, Net		(11,612,800)	(0.2)

Net Assets		$6,923,081,661	100.0%

Net asset value per share		$30.90

Options Written	Share Equivalents	Unrealized Gain/(Loss)	Market Value	% of Net Assets
Insurance
Aon plc Put, 9/1/15 to 9/30/15, with J.P. Morgan, Strike Price $65	(4,744,659)	$20,354,587	$(94,893)	-%

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Put, 8/1/17 to 8/31/17, with UBS, Strike Price $14.29 (Knock-In $10.15)	(5,934,500)	(5,368,861)	(25,637,040)	(0.4)
Chesapeake Energy Corporation Put, 2/1/18 to 2/28/18, with UBS, Strike Price $19.75 (Knock-In $13.23)	(5,100,000)	(19,746,690)	(44,166,000)	(0.6)
Murphy Oil Corporation Put, 2/1/18 to 2/28/18, with UBS, Strike Price $48 (Knock-In $30.43)	(3,310,000)	(8,286,154)	(30,220,300)	(0.5)

Total Premiums Received ($87,071,115)		$(13,047,118)	$(100,118,233)	(1.5)%

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	A portion designated as collateral for options.

See footnotes on page 9.

Longleaf Partners Small-Cap Fund

Schedule of Investments

March 31, 2015

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Chemicals
Chemtura Corporation*(a)	4,777,300	$130,372,517	2.8%
OCI N.V.*	6,731,600	208,324,092	4.4

		338,696,609	7.2

Communications Equipment
ViaSat, Inc.*(a)	3,436,313	204,838,618	4.4

Construction & Engineering
Orascom Construction Limited*	3,225,882	42,904,231	0.9

Diversified Consumer Services
Graham Holdings Company – Class B(a)	428,000	449,241,640	9.6

Diversified Telecommunication Services
Level 3 Communications, Inc.*	8,404,100	452,476,744	9.7

Energy Equipment & Services
Diamond Offshore Drilling, Inc.	1,287,596	34,494,697	0.7

Hotels, Restaurants & Leisure
Vail Resorts, Inc.(a)	2,318,300	239,758,586	5.1

Industrial Conglomerates
Hopewell Holdings Limited(a)	54,532,000	204,653,648	4.4

Insurance
Everest Re Group, Ltd.	1,449,600	252,230,400	5.4

Media
DreamWorks Animation SKG, Inc. – Class A*(a)	13,939,400	337,333,480	7.2
Scripps Networks Interactive, Inc. – Class A	2,591,300	177,659,528	3.8

		514,993,008	11.0

Oil, Gas & Consumable Fuels
California Resources Corporation(a)	26,469,293	201,431,320	4.3
CONSOL Energy Inc.	8,534,399	238,024,388	5.1
HollyFrontier Corporation	3,354,600	135,089,742	2.9
Northern Oil and Gas, Inc.*	2,332,654	17,984,762	0.4
Triangle Petroleum Corporation*(a)	5,682,836	28,584,665	0.6

		621,114,877	13.3

Paper & Forest Products
Deltic Timber Corporation	424,646	28,132,798	0.6

Real Estate Investment Trusts (REITs)
Empire State Realty Trust, Inc. – Class A(a)	4,365,482	82,114,716	1.7
Rayonier Inc.(a)	7,627,921	205,648,750	4.4

		287,763,466	6.1

Total Common Stocks (Cost $2,739,895,768)		3,671,299,322	78.4

continued

Options Purchased	Currency Units	Market Value	% of Net Assets
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Cost $3,580,175)	189,210,080	$1,154,182	-%

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 4/1/15, Repurchase price $163,054,000 (Collateral: $131,870,000 U.S. Treasury Bond, 2.53% due 11/15/43, Value $166,321,038)	163,054,000	163,054,000	3.5
U.S. Treasury Bills, 0.00% – 0.01% due 5/21/15 to 6/18/15	850,000,000	849,988,419	18.2

Total Short-Term Obligations (Cost $1,013,033,819)		1,013,042,419	21.7

Total Investments (Cost $3,756,509,762)		4,685,495,923	100.1

Other Assets and Liabilities, Net		(6,966,120)	(0.1)

Net Assets		$4,678,529,803	100.0%

Net asset value per share		$32.24

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

See footnotes on page 9.

Longleaf Partners International Fund

Schedule of Investments

March 31, 2015

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Chemicals
Koninklijke DSM N.V.	695,100	$38,740,828	2.7%
OCI N.V.*	2,544,957	78,759,263	5.4

		117,500,091	8.1

Commercial Services & Supplies
Mineral Resources Limited(a)	9,832,722	50,289,197	3.5

Construction & Engineering
Orascom Construction Limited*	1,272,479	16,923,964	1.2

Construction Materials
Lafarge S.A.	1,624,691	105,621,811	7.3

Diversified Financial Services
EXOR S.p.A.	2,437,572	110,568,226	7.6

Diversified Telecommunication Services
Colt Group S.A.*	32,870,900	65,387,799	4.5

Food Products
Orkla ASA	7,905,000	59,661,590	4.1

Hotels, Restaurants & Leisure
Genting Berhad	15,896,500	38,583,911	2.7
Melco International Development Limited	59,668,700	100,408,723	6.9

		138,992,634	9.6

Industrial Conglomerates
Koninklijke Philips N.V.	2,468,700	70,036,668	4.8

Media
Vivendi S.A.	2,887,700	71,694,926	5.0

Professional Services
ALS Limited	12,623,300	47,414,762	3.3

Real Estate Management & Development
BR Properties S.A.(a)	17,288,000	71,501,809	4.9
CK Hutchison Holdings Limited	6,703,000	137,299,685	9.5
Great Eagle Holdings Limited	13,771,000	48,493,653	3.4
K. Wah International Holdings Limited(a)	160,137,196	79,118,349	5.5

		336,413,496	23.3

Textiles, Apparel & Luxury Goods
adidas AG	1,190,539	94,008,522	6.5
Christian Dior SE	362,385	68,207,025	4.7

		162,215,547	11.2

Wireless Telecommunications Services
SoftBank Corp.	617,600	35,968,683	2.5

Total Common Stocks (Cost $1,372,414,343)		1,388,689,394	96.0

continued

Preferred Stock	Share Quantity	Market Value	% of Net Assets
Metals & Mining
Manabi S.A. – Class A Preferred*(a)(b)
Total Preferred Stocks (Cost $90,630,186)	91,000	$16,965,111	1.2%

Warrants
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Cost $29,512,850)	34,998,950	17,293,932	1.2

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Cost $3,915,343)	207,323,218	1,264,672	0.1

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 4/1/15, Repurchase price $23,064,000 (Collateral: $18,655,000 U.S. Treasury Bond, 2.53% due 11/15/43, Value $23,528,619)	23,064,000	23,064,000	1.6

Total Investments (Cost $1,519,536,722)		1,447,277,109	100.1

Other Assets and Liabilities, Net		(1,152,706)	(0.1)

Net Assets		$1,446,124,403	100.0%

Net asset value per share		$13.74

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	Illiquid. Board Valued.

See footnotes on page 9.

Longleaf Partners Global Fund

Schedule of Investments

March 31, 2015

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Chemicals
OCI N.V.*	236,282	$7,312,264	4.4%

Commercial Services & Supplies
Mineral Resources Limited	830,166	4,245,862	2.5

Construction & Engineering
Orascom Construction Limited*	118,141	1,571,275	0.9

Construction Materials
Lafarge S.A.	97,900	6,364,518	3.8

Diversified Financial Services
EXOR S.p.A.	250,700	11,371,748	6.8

Diversified Telecommunication Services
Level 3 Communications, Inc.*	317,127	17,074,118	10.3

Food Products
Orkla ASA	765,000	5,773,702	3.5

Hotels, Restaurants & Leisure
Genting Berhad	1,187,649	2,882,656	1.7
McDonald’s Corporation(a)	80,300	7,824,432	4.7
Melco International Development Limited	5,529,388	9,304,690	5.6

		20,011,778	12.0

Industrial Conglomerates
Hopewell Holdings Limited	1,687,500	6,333,034	3.8
Koninklijke Philips N.V.	324,556	9,207,608	5.5

		15,540,642	9.3

Insurance
Loews Corporation	184,215	7,521,498	4.5

Media
Vivendi S.A.	293,300	7,281,962	4.4

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	224,400	3,177,504	1.9
CONSOL Energy Inc.	262,400	7,318,336	4.4
Murphy Oil Corporation	56,708	2,642,593	1.6

		13,138,433	7.9

Real Estate Management & Development
CK Hutchison Holdings Limited	642,029	13,150,885	7.9
K. Wah International Holdings Limited	15,258,233	7,538,575	4.5

		20,689,460	12.4

Textiles, Apparel & Luxury Goods
adidas AG	111,700	8,820,166	5.3
Christian Dior SE	41,500	7,811,006	4.7

		16,631,172	10.0

Wireless Telecommunications Services
SoftBank Corp.	70,900	4,129,177	2.5

Total Common Stocks (Cost $162,569,749)		158,657,609	95.2

continued

Warrants	Share Quantity	Market Value	% of Net Assets
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Cost $4,008,255)	4,626,762	$2,286,209	1.4%

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77	13,422,290	81,876	-

	Share Equivalents
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Call, 8/1/17 to 8/31/17, with UBS, Strike Price $14.29	114,600	436,626	0.2
Chesapeake Energy Corporation Call, 2/1/18 to 2/28/18, with UBS, Strike Price $19.75	120,000	310,800	0.2
Murphy Oil Corporation Call, 2/1/18 to 2/28/18, with UBS, Strike Price $48	102,000	825,180	0.5

Total Options Purchased ($2,289,210)		1,654,482	0.9

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 4/1/15, Repurchase price $6,510,000 (Collateral: $5,265,000 U.S. Treasury Bond, 2.53% due 11/15/43, Value $6,640,481)	6,510,000	6,510,000	3.9

Total Investments (Cost $175,377,214)		169,108,300	101.4

Options Written		(2,465,532)	(1.5)

Other Assets and Liabilities, Net		88,489	0.1

Net Assets		$166,731,257	100.0%

Net asset value per share		$11.44

Options Written	Share Equivalents	Unrealized Gain/(Loss)	Market Value	% of Net Assets
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Put, 8/1/17 to 8/31/17, with UBS, Strike Price $14.29 (Knock-In $10.15)	(114,600)	$(111,162)	$(495,072)	(0.3)%
Chesapeake Energy Corporation Put, 2/1/18 to 2/28/18, with UBS, Strike Price $19.75 (Knock-In $13.23)	(120,000)	(464,628)	(1,039,200)	(0.6)
Murphy Oil Corporation Put, 2/1/18 to 2/28/18, with UBS, Strike Price $48 (Knock-In $30.43)	(102,000)	(247,705)	(931,260)	(0.6)

Total Premiums Received ($87,071,115)		$(823,495)	$(2,465,532)	(1.5)%

*	Non-income producing security.
(a)	A portion designated as collateral for options.

See footnotes on page 9.

Longleaf Partners Funds Trust

Notes to Schedules of Investments

March 31, 2015

(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2014 Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized appreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Unrealized Appreciation	$1,101,330,694	$1,024,209,887	$158,387,657	$15,997,834
Unrealized Depreciation	(209,645,119)	(95,223,726)	(230,647,270)	(22,266,748)

Net Unrealized Appreciation (Depreciation)	$891,685,575	$928,986,161	$(72,259,613)	$(6,268,914)

Cost for Federal Income Tax Purposes	$6,201,012,255	$3,756,509,762	$1,519,610,234	$176,267,872

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2015.

	Shares at	Market Value at
	March 31, 2015	March 31, 2015	December 31, 2014
Partners Fund
CONSOL Energy Inc.	12,265,700	$342,090,373	$395,306,520
Small-Cap Fund
California Resources Corporation	26,469,293	201,431,320	182,328,655
Chemtura Corporation*	4,777,300	130,372,517	100,698,557
DreamWorks Animation SKG, Inc. – Class A*	13,939,400	337,333,480	208,367,415
Empire State Realty Trust, Inc. – Class A(a)	4,365,482	82,114,716	175,223,376
Graham Holdings Company – Class B	428,000	449,241,640	369,667,880
Hopewell Holdings Limited	54,532,000	204,653,648	198,503,442
Rayonier Inc.	7,627,921	205,648,750	213,124,113
Triangle Petroleum Corporation*	5,682,836	28,584,665	-
Vail Resorts, Inc.	2,318,300	239,758,586	211,266,679
ViaSat, Inc.*	3,436,313	204,838,618	216,590,808

		2,083,977,940	1,875,770,925

International Fund
BR Properties S.A.	17,288,000	71,501,809	67,356,482
K. Wah International Holdings Limited	160,137,196	79,118,349	84,519,518
Manabi Holding S.A. – Class A Preferred*	91,000	16,965,111	31,186,893
Mineral Resources Limited	9,832,722	50,289,197	60,173,146

		$217,874,466	$243,236,039

	Purchases	Sales	Dividend Income
Partners Fund
CONSOL Energy Inc.	$15,221,265	$-	$730,750

Small-Cap Fund
California Resources Corporation	-	33,596,006	264,693
Chemtura Corporation*	15,682,922	-	-
DreamWorks Animation SKG, Inc. – Class A*	91,947,893	-	-
Empire State Realty Trust, Inc. – Class A(a)	-	102,626,120	613,895
Graham Holdings Company – Class B	-	-	1,134,200
Hopewell Holdings Limited	-	-	3,517,309
Rayonier Inc.	-	-	1,906,980
Triangle Petroleum Corporation*	26,753,367	-	-
Vail Resorts, Inc.	-	-	1,443,142
ViaSat, Inc.*	-	-	-

	134,384,182	136,222,126	8,880,219

International Fund
BR Properties S.A.	-	765,082	-
K. Wah International Holdings Limited	-	-	-
Manabi Holding S.A. – Class A Preferred*	-	-	-
Mineral Resources Limited	-	-	561,609

	$-	$765,082	$561,609

*	- Non-income producing
(a)	- Not an affiliate at the end of the period

4. Fair Value for Financial Reporting

Statement of Financial Accounting Standards ASC 820 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of March 31, 2015 follows:

	Level 1	Level 2	Level 3	Total Value
Partners
Common Stock	$4,828,727,388	$1,033,113,520	$-	$5,861,840,908
Short-Term Obligations	1,032,182,461	-	-	1,032,182,461
Options Purchased	-	140,789,325	-	140,789,325
Options Written	-	(100,118,233)	-	(100,118,233)

Total	5,860,909,849	1,073,784,612	-	6,934,694,461

Small-Cap
Common Stock	3,258,321,582	412,977,740	-	3,671,299,322
Short-Term Obligations	1,013,042,419	-	-	1,013,042,419
Options Purchased	-	1,154,182	-	1,154,182

Total	4,271,364,001	414,131,922	-	4,685,495,923

International
Common Stock	291,113,257	1,097,576,137	-	1,388,689,394
Preferred Stock	-	-	16,965,111	16,965,111
Short-Term Obligations	23,064,000	-	-	23,064,000
Warrants	17,293,932	-	-	17,293,932
Options Purchased	-	1,264,672	-	1,264,672

Total	331,471,189	1,098,840,809	16,965,111	1,447,277,109

Global
Common Stocks	60,280,641	98,376,968	-	158,657,609
Short-Term Obligations	6,510,000	-	-	6,510,000
Options Purchased	-	1,654,482	-	1,654,482
Options Written	-	(2,465,532)	-	(2,465,532)
Warrants	2,286,209	-	-	2,286,209

Total	$69,076,850	$97,565,918	$-	$166,642,768

Certain foreign securities are fair valued by utilizing an external pricing service in the event of significant market movements between the time the Funds value such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy.

The sole Level 3 holding at March 31, 2015 was Manabi S.A. which was valued by taking into account company specific developments and other relevant factors. These other factors include offers to sell made by other Preferred Class A shareholders and trading multiples of comparable public companies.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2015:

Level 3 Holding	International Fund
Fair value at December 31, 2013	$31,186,893
Unrealized loss	(14,221,782)

Fair value at December 31, 2014	$16,965,111

The following table provides quantitate information about significant unobservable inputs used to determine the fair valuations of the International Fund’s Level 3 asset, and the sensitivity of the valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Fair Value at 3/31/15 (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input
Class A Preferred Stock	$16,965	Recent transactions involving comparable businesses or assets.	Minority/Marketability Discount	23%	Decrease*
*	Represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value measurements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 26, 2015

By	/s/ Julie M. Bishop
Julie M. Bishop
Mutual Fund CFO & Principal, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 26, 2015